Future minimum lease payments under the operating lease (Details) (USD $)	Dec. 31, 2013
Future minimum lease payments under the operating lease
Lease Obligation in 2014	$ 133,515
Lease Obligation in 2015	143,475
Lease Obligation in 2016	73,185
Lease Obligation in 2017	55,935
Total Lease Obligation	$ 406,110